Income Taxes - Summary of Significant od Net deferred taxes (Details) - MARIADB CORPORATION AB [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Valuation Allowance [Line Items]
Net operating losses	$ 64,013	$ 55,516
Tax credit carryforwards	4,183	8,366
Allowances and reserves	36	62
Deferred revenue	473	673
Depreciation	17	92
Amortization	3,067	3,918
Accrued interest	0	1,428
Accrued payroll	619	508
Right-of-use assets	9	7
Other	29	3
Unrealized gain (loss)	(567)	0
Less: valuation allowance	(71,879)	(70,573)	$ (64,065)
Total deferred tax assets	$ 0	$ 0